Nature of Operations and Basis of Presentation Disclosure (Details) - USD ($)		3 Months Ended
	Jul. 03, 2021	Mar. 31, 2023	Mar. 31, 2022	Mar. 01, 2023	Sep. 26, 2022	Apr. 28, 2022	Jul. 09, 2021	Mar. 24, 2021	Feb. 20, 2021	Feb. 09, 2021
Business acquisition interest acquired	51.00%								51.00%	51.00%
Total selling percentage	100.00%
Purchase price (in Dollars)	$ 3,162,000
Installment, description	a) $2,000,000 (which was paid in cash at Closing), b) $1,162,000 to be paid in 15 equal installments, and c) 49,000 of the 100,000 authorized shares of the Merger Sub, such that upon the Closing, 51% of the Merger Sub shall be owned by the Company, and 49% of the Merger Sub shall be owned by the GearBubble Shareholders.
Increase in authorized common shares				25,000,000,000	15,000,000,000	9,000,000,000	6,000,000,000	3,000,000,000
Reverse Stock Split		1 for 500 (the “Reverse Stock Split”), which was declared effective by Financial Industry Regulatory Authority (“FINRA”) effective April 17, 2023.
Non-controlling interest balance (in Dollars)		$ 314,920	$ 492,725
Aphrodite S Marketing
Non-controlling interest balance (in Dollars)		$ 1,860,309	$ 1,545,389